INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes
The components of income before income taxes are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
PRC	200,789	272,745	212,227
Hong Kong	(1,908)	(573)	(2,415)
Cayman Islands	(16,154)	(11,542)	765
Total income before income taxes	182,727	260,630	210,577

Schedule of Income Tax Expense
Income tax expense consists of the following:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense	25,581	37,671	44,243
Deferred income tax benefit	(21,614)	(18,895)	(18,473)
Total	3,967	18,776	25,770

Schedule of Income Tax Rate Reconciliation
The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2015, 2016 and 2017 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2015	2016	2017
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Cayman and HK entities not subject to income taxes	2.5%	1.2%	0.2%
Research and development bonus deduction	(3.3)%	(2.7)%	(5.6)%
Non-deductible selling, general and administrative expenses
Share based compensation	4.5%	6.5%	9.2%
Other non-deductible selling, general and administrative expenses	0.6%	0.1%	0.1%
ANTE preferential tax rate	0.1%	(0.7)%	(0.2)%
One of the subsidiaries preferential tax rate	0.7%	0.5%	(3.0)%
Change in valuation allowance	3.1%	2.5%	5.0%
Two of the subsidiaries tax holiday	(31.1)%	(25.2)%	(18.1)%
One of the subsidiaries tax holiday	-	-	(0.3)%
Others	0.1%	0.0%	(0.1)%
Actual income tax expense	2.2%	7.2%	12.2%

Schedule of Deferred Income Tax Assets
The principal components of deferred income tax assets are as follows:

	December 31,
	2016	2017
	RMB	RMB
Deferred income tax assets:
Accounts receivable	47,126	58,421
Tax loss carry forwards	9,984	21,601
Advertising expense	23,401	29,160
Accrued expenses and other current liabilities	123	364
Total deferred income tax assets	80,634	109,546
Valuation allowance	(26,507)	(36,946)
Deferred income tax assets, net	54,127	72,600

Summary of Valuation Allowance
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	14,362	20,115	26,507
Additions of valuation allowance	9,069	13,076	15,868
Reduction of valuation allowance	(3,316)	(6,684)	(5,429)
Balance at the end of the year	20,115	26,507	36,946

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of year	36,921	53,404	69,822
Increase related to current year tax positions	51,050	66,122	87,838
Settlement	(34,567)	(49,704)	(66,122)
Balance at end of year	53,404	69,822	91,538